OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Operating Lease Right-of-use Rou Assets And Operating Lease Liabilities
OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

NOTE 12 – OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

On July 13, 2022, and effective on August 1, 2022, the Company entered into a 36-month lease agreement for the lease of office space under a non-cancelable operating lease through July 31, 2025. During the term of lease, the Company shall pay base rent of $2,704 from August 1, 2022 to July 1, 2023, with escalation of the base rent of 4% per year thereafter on the anniversary date of the lease. The Company is to pay the base rental rate plus common area assessments and sales tax for the lease payments. In connection with this lease, on August 1, 2022, the Company incurred right of use assets and lease liabilities of $92,509.

In July 2021, Safe-Pro USA entered into a 62-month lease agreement for the lease of office, manufacturing and warehouse space under a non-cancelable operating lease through September 30, 2026. During the term of lease, the Company shall pay base rent of $3,043 from August 1, 2021 to September 30, 2022, with escalation of the base rent of 4% per year thereafter on the anniversary date of the lease. The Company is to pay the base rental rate plus common area assessments and sales tax for the lease payments. Common area assessments and sales tax for the lease payments are expensed monthly as incurred. In connection with the Company’s acquisition of Safe-Pro USA, on June 7, 2022, the Company acquired right of use assets and assumed lease liabilities of $154,265 and $156,963, respectively.

In April 2024, Airborne Response entered into a 39-month lease agreement for the lease of a vehicle under a non-cancelable operating lease through July 2027. During the term of lease, the Company shall pay base rent of $296 from April 2024 to July 2027. In connection with the signing of the vehicle lease, the Company’s recorded a right of use assets and lease liabilities of $19,583 and $9,835, respectively.

In adopting ASC Topic 842, Leases (Topic 842) on January 1, 2022 the Company had elected the ‘package of practical expedients, which permitted it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs (see Note 2). In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less. Upon signing of new leases for property and equipment, the Company analyzed the new leases and determined it is required to record a lease liability and a right of use asset on its consolidated balance sheets, at fair value.

During the three months ended March 31, 2025, in connection with its operating property leases, the Company recorded rent expense of $23,272, and for the three months ended March 31, 2024, the company recorded rent expense of $22,710, which is expensed during the period and included in general and administrative expenses on the accompanying unaudited consolidated statements of operations.

The significant assumption used to determine the present value of the lease liabilities on August 1, 2022 and June 7, 2022, and April 2024 was a discount rate ranging from 3.75%, 6.0% and 7.5%, which was based on the Safe-Pro USA’s, the Company’s and Airborne Response estimated average incremental borrowing rate, respectively.

On March 31, 2025 and December 31, 2024, right-of-use asset (“ROU”) is summarized as follows:

	March 31, 2025	December 31, 2024
Office lease right of use assets	$277,514	$277,514
Auto lease right of use asset	19,583	19,583
Less: accumulated amortization	(214,346)	(195,476)
Balance of ROU assets	$82,751	$101,621

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

Other information:	March 31, 2025	December 31, 2024

Weighted average remaining lease term – operating leases	1.32 years	1.57 years
Weighted average discount rate – operating leases	4.60%	4.60%

On March 31, 2025 and December 31, 2024, operating lease liabilities related to the ROU assets are summarized as follows:

	March 31, 2025	December 31, 2024
Lease liabilities related to office lease right of use assets	$72,962	$91,113
Lease liabilities related to auto lease right of use asset	6,842	7,595
Less: current portion of lease liabilities	(54,599)	(63,115)
Lease liabilities – long-term	$25,205	$35,592

On March 31, 2025, future minimum base lease payments due under non-cancelable operating leases are as follows:

Twelve months ended March 31,	Amount
2025	$45,582
2026	35,592
2027	1,183
Total minimum non-cancellable operating lease payments	82,358
Less: discount to fair value	(2,554)
Total lease liabilities on March 31, 2025	$79,804

NOTE 14 – OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

On August 1, 2022, the Company entered into a 36-month lease agreement for the lease of office space under a non-cancellable operating lease through July 31, 2025. During the term of lease, the Company shall pay base rent of $2,704 from August 1, 2022 to July 1, 2023, with escalation of the base rent of 4% per year thereafter on the anniversary date of the lease. The Company is to pay the base rental rate plus common area assessments and sales tax for the lease payments. In connection with this lease, on August 1, 2022, the Company incurred the right of use assets and lease liabilities of $92,509.

In July 2021, Safe-Pro USA entered into a 62-month lease agreement for the lease of office, manufacturing and warehouse space under a non-cancellable operating lease through September 30, 2026. During the term of lease, the Company shall pay base rent of $3,043 from August 1, 2021 to September 30, 2022, with escalation of the base rent of 4% per year thereafter on the anniversary date of the lease. The Company is to pay the base rental rate plus common area assessments and sales tax for the lease payments. Common area assessments and sales tax for the lease payments are expensed monthly as incurred. In connection with the Company’s acquisition of Safe-Pro USA, on June 7, 2022, the Company acquired the right of use assets and assumed lease liabilities of $154,265 and $156,963, respectively.

In April 2024, Airborne Response entered into a 39-month lease agreement for the lease of a vehicle under a non-cancellable operating lease through July 2027. During the term of lease, the Company shall pay monthly payments of $296 from April 2024 to July 2027. In connection with the signing of the vehicle lease, the Company’s recorded a right of use assets and lease liabilities of $19,583 and $9,835, respectively.

In adopting ASC Topic 842, Leases (Topic 842) on January 1, 2022 the Company had elected the ‘package of practical expedients, which permitted it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs (see Note 2). In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less. Upon signing new leases for property and equipment, the Company analyzed the new leases and determined it is required to record a lease liability and the right of use asset on its consolidated balance sheets, at fair value.

During the year ended December 31, 2024 and 2023, in connection with its property operating leases, the Company recorded rent expense of $91,513 and $89,488, respectively, which is included in general and administrative expenses on the accompanying consolidated statements of operations.

The significant assumption used to determine the present value of the lease liabilities on August 1, 2022 and June 7, 2022, and April 2024 was a discount rate ranging from 3.75%, 6.0% and 7.5%, which was based on the Safe-Pro USA’s, the Company’s and Airborne Response estimated average incremental borrowing rate, respectively.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

On December 31, 2024 and 2023, right-of-use asset (“ROU”) is summarized as follows:

	December 31, 2024	December 31, 2023
Office lease right of use assets	$277,514	$246,774
Auto lease right of use asset	19,583	-
Less: accumulated amortization	(195,476)	(93,370)
Balance of ROU assets	$101,621	$153,404

On December 31, 2024 and 2023, operating lease liabilities related to the ROU assets are summarized as follows:

	December 31, 2024	December 31, 2023
Lease liabilities related to office lease right of use assets	$91,113	$159,634
Lease liabilities related to auto lease right of use asset	7,595	-
Less: current portion of lease liabilities	(63,115)	(68,522)
Lease liabilities – long-term	$35,592	$91,112

Other information:	December 31, 2024	December 31, 2023

Weighted average remaining lease term – operating leases	1.57 years	2.37 years
Weighted average discount rate – operating leases	4.60%	4.50%

On December 31, 2024, future minimum base lease payments due under non-cancelable operating leases are as follows:

Year ending December 31,	Amount
2025	$63,116
2026	35,097
2027	1,183
Total minimum non-cancellable operating lease payments	99,396
Less: discount to fair value	(688)
Total lease liabilities on December 31, 2024	$98,708